Earnings/ (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2016		2015		2014
	Basic LPS	Diluted LPS	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS
Net income / (loss)	$(149,014)	$(149,014)	$(17,531)	$(17,531)	$3,238	$3,238
Less distributed earnings allocated to restricted shares	-	-	-	-	(50)	(50)
Net income / (loss) available to common stockholders	(149,014)	(149,014)	(17,531)	(17,531)	3,188	3,188

Weighted average number of common shares, basic	9,150,574	9,150,574	9,109,555	9,109,555	6,455,634	6,455,634
Weighted average number of common shares, diluted	9,150,574	9,150,574	9,109,555	9,109,555	6,455,634	6,455,634

Earnings / (loss) per common share, basic and diluted	$(16.28)	$(16.28)	$(1.92)	$(1.92)	$0.49	$0.49